Accounts Receivable and Other Receivables - Additional Information (Detail) - Non Accrual [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017
Accounts Receivables [Line Items]
Payment period of term loan	Revolving lines of credit and/or installment plans under which the payment terms exceed one year.
Outstanding amount of receivables	$ 0.4	$ 0.2